Pension and Post-Retirement and Post-Employment Benefits - Change in Projected Benefit Obligation and Change in Plan Assets (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Change in plan assets
Employer contributions			$ 69	$ 89
Pension Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year		$ 9,358	7,546	9,358
Current service cost			99	214
Employee contributions			68	63
Interest cost			394	283
Benefits paid			(425)	(402)
Net actuarial loss (gain)			650	(1,970)
Transfer from other plans			333	0
Projected benefit obligation, end of year			8,665	7,546
Change in plan assets
Fair value of plan assets, beginning of year		8,645	7,904	8,645
Actual return on plan assets			791	(470)
Benefits paid			(425)	(402)
Employer contributions			69	89
Employee contributions			68	63
Administrative expenses			(20)	(21)
Transfers from other plans			377	0
Fair value of plan assets, end of year			8,764	7,904
Unfunded (funded) status			(99)	(358)
Post-Retirement and Post-Employment Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year		1,846	1,430	1,846
Current service cost			50	63
Employee contributions			0	0
Interest cost			73	57
Benefits paid			(64)	(51)
Net actuarial loss (gain)			84	(493)
Transfer from other plans	$ 15	8	15	8
Projected benefit obligation, end of year			1,588	1,430
Change in plan assets
Fair value of plan assets, beginning of year		$ 0	0	0
Actual return on plan assets			0	0
Benefits paid			(64)	(51)
Employer contributions			64	51
Employee contributions			0	0
Administrative expenses			0	0
Transfers from other plans			0	0
Fair value of plan assets, end of year			0	0
Unfunded (funded) status			$ 1,588	$ 1,430